Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Aug. 10, 2015	Jun. 26, 2015
Summary of Significant Accounting Policies (Textual)
Allowance for doubtful accounts	$ 0	$ 0
Advertising expenses	$ 19,769	$ 8,808
Sweet Lollipop [Member]
Summary of Significant Accounting Policies (Textual)
Ownership percentage					100.00%
Long Yun HK [Member]
Summary of Significant Accounting Policies (Textual)
Ownership percentage				100.00%
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Cost method investments, ownership percentage	0.00%
Equity method investment, ownership percentage	20.00%
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Cost method investments, ownership percentage	20.00%
Equity method investment, ownership percentage	50.00%